14. SEGMENT REPORTING	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
NOTE 14. SEGMENT REPORTING

The Company’s chief operating decision maker (“CODM”) has been identified as the CEO, who reviews the financial information of separate operating segments when making decisions about allocating resources and assessing performance of the Company. The Company measures segment income as income from operations less provision for credit losses, interest expenses, interest expenses of related parties, and property and management cost. The reportable segments are components of the Company, which offer different products or services and are separately managed, with separate financial information available that is separately evaluated regularly by the Company’s Chief Executive Officer in determining the performance of the business. Income tax expenses are not allocated to the segments.

The Company operated two segments: the internet-based business segment and the office leasing segment.

Discontinued operations have been excluded from the segment information for periods presented.

Three months ended June 30, 2016 (unaudited)

	Internet-based Business	Office Leasing	Total

Segment Income	$25,787	$2,496	$28,283
Property and management cost	—	502	502
Provision for credit losses	6,849	—	6,849
Interest expense	8,171	—	8,171
Interest expense, related parties	571	578	1,149
Segment income before taxes	$10,196	$1,416	$11,612

Six months ended June 30, 2016 (unaudited)

	Internet-based Business	Office Leasing	Total

Segment Income	$44,213	$4,996	$49,209
Property and management cost	—	999	999
Provision for credit losses	9,250	—	9250
Interest expense	14,627	—	14,627
Interest expense, related parties	1,749	872	2,621
Segment income before taxes	$18,587	$3,125	$21,712

Three months ended June 30, 2015 (unaudited)

	Internet-based Business	Office Leasing	Total

Segment Income	$8,818	$2,433	$11,251
Property and management cost	—	556	556
Provision for credit losses	1,094	—	1,094
Interest expense	4,435	—	4,435
Interest expense, related parties	639	138	777
Segment income before taxes	$2,650	$1,739	$4,389

Six months ended June 30, 2015 (unaudited)

	Internet-based Business	Office Leasing	Total

Segment Income	$12,392	$4,629	$17,021
Property and management cost	—	1,126	1,126
Provision for credit losses	1,743	—	1,743
Interest expense	7,838	—	7,838
Interest expense, related parties	1,297	582	1,879
Segment income before taxes	$1,514	$2,921	$4,435

The assets of the office leasing segment as of June 30, 2016 and December 31, 2015 amounted to $92.5 million and $87.4 million, respectively. The remaining balances of assets as of June 30, 2016 and December 31, 2015 are $818.7 million and $543.1 million, respectively, which are related to the internet-based business segment.